Supplemental Balance Sheet Information (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 23,098	$ 22,841
Less: Accumulated depreciation	(14,583)	(14,352)
Property, Plant and Equipment - net	8,515	8,489
Accumulated depreciation for capital leases included in Accumulated depreciation	98	87
Land
Property, plant and equipment - at cost
Gross property, plant and equipment	354	368
Buildings and leasehold improvements
Property, plant and equipment - at cost
Gross property, plant and equipment	7,120	6,943
Machinery and equipment
Property, plant and equipment - at cost
Gross property, plant and equipment	14,743	14,684
Construction in progress
Property, plant and equipment - at cost
Gross property, plant and equipment	723	679
Capital leases
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 158	$ 167